Plan Interest in Master Trust Accounts - Schedule of Net Assets Held (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
At fair value:
Plan interest in master trust accounts, at fair value	$ 3,656,429	$ 3,244,537
Receivables:
Accrued investment income	3,010	2,257
Total receivables	35,549	32,123
Total assets	3,921,643	3,535,656
Liabilities:
Net assets available for benefits	3,921,643	3,535,656	$ 3,275,038
DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	$ 4,505,970	$ 3,796,816
Liabilities:
Plan's percentage interest in Master Trust net assets	70.00%	70.00%
GIC MTIA
Liabilities:
Plan's percentage interest in Master Trust net assets	69.00%	70.00%
Master Trust Balances
At contract value:
Total investments	$ 331,318	$ 369,171
Master Trust Balances | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	4,505,970	3,796,816
At contract value:
Cash and cash equivalents	0	14
Receivables:
Accrued investment income	810	464
Total assets	4,506,780	3,797,294
Liabilities:
Due to broker for securities purchased	436	190
Total liabilities	436	190
Net assets available for benefits	4,506,344	3,797,104
Master Trust Balances | GIC MTIA
At contract value:
Total investments	331,318	369,171
Receivables:
Accrued investment income	838	922
Total receivables	838	922
Total assets	332,156	370,093
Liabilities:
Accrued expenses	106	0
Total liabilities	106	0
Net assets available for benefits	332,050	370,093
Master Trust Balances | Short-term investment fund
At contract value:
Total investments	7,706	8,944
Master Trust Balances | Short-term investment fund | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	793	872
Master Trust Balances | Short-term investment fund | GIC MTIA
At contract value:
Total investments	7,706	8,944
Master Trust Balances | Common/collective trusts
At contract value:
Total investments	323,612	360,227
Master Trust Balances | Common/collective trusts | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	3,850,692	3,208,851
Master Trust Balances | Common/collective trusts | GIC MTIA
At contract value:
Total investments	323,612	360,227
Master Trust Balances | Common stock | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	51,619	22,797
Master Trust Balances | Mutual funds | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	602,866	564,296
Plan's Interest in Master Trust Balances
At fair value:
Plan interest in master trust accounts, at fair value	3,136,985	2,649,136
At contract value:
Total investments	229,665	258,996
Liabilities:
Net assets available for benefits	3,366,650	2,908,132
Plan's Interest in Master Trust Balances | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	3,136,725	2,648,935
At contract value:
Cash and cash equivalents	0	10
Receivables:
Accrued investment income	564	324
Total assets	3,137,289	2,649,269
Liabilities:
Due to broker for securities purchased	304	133
Total liabilities	304	133
Net assets available for benefits	3,136,985	2,649,136
Plan's Interest in Master Trust Balances | GIC MTIA
At contract value:
Total investments	229,159	258,351
Receivables:
Accrued investment income	579	645
Total receivables	579	645
Total assets	229,738	258,996
Liabilities:
Accrued expenses	73	0
Total liabilities	73	0
Net assets available for benefits	229,665	258,996
Plan's Interest in Master Trust Balances | Short-term investment fund | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	552	608
Plan's Interest in Master Trust Balances | Short-term investment fund | GIC MTIA
At contract value:
Total investments	5,330	6,259
Plan's Interest in Master Trust Balances | Common/collective trusts | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	2,680,569	2,238,728
Plan's Interest in Master Trust Balances | Common/collective trusts | GIC MTIA
At contract value:
Total investments	223,829	252,092
Plan's Interest in Master Trust Balances | Common stock | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	35,933	15,905
Plan's Interest in Master Trust Balances | Mutual funds | DCP Master Trust
At fair value:
Plan interest in master trust accounts, at fair value	$ 419,671	$ 393,694